UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity Asset Manager® 20%

June 30, 2008

1.803294.104

AMI-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 18.7%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	448,387	$ 41,866
Fidelity Consumer Staples Central Fund (c)	362,749	42,220
Fidelity Energy Central Fund (c)	403,388	71,851
Fidelity Financials Central Fund (c)	976,756	66,673
Fidelity Health Care Central Fund (c)	524,672	54,613
Fidelity Industrials Central Fund (c)	462,305	55,259
Fidelity Information Technology Central Fund (c)	619,886	75,161
Fidelity Materials Central Fund (c)	134,622	20,760
Fidelity Telecom Services Central Fund (c)	136,121	14,381
Fidelity Utilities Central Fund (c)	159,519	19,964
TOTAL EQUITY CENTRAL FUNDS (Cost $434,386)		462,748
Fixed-Income Central Funds - 52.4%

High Yield Fixed-Income Funds - 4.2%
Fidelity Floating Rate Central Fund (c)	637,437	58,804
Fidelity High Income Central Fund 1 (c)	491,652	45,522
TOTAL HIGH YIELD FIXED-INCOME FUNDS		104,326
Investment Grade Fixed-Income Funds - 48.2%
Fidelity Tactical Income Central Fund (c)	12,743,238	1,188,818
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,355,156)		1,293,144
Money Market Central Funds - 26.2%

Fidelity Cash Central Fund, 2.38% (a)	511,762,184	511,762
Fidelity Money Market Central Fund, 2.82% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $647,312)		647,312
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.82% 7/3/08 to 9/4/08 (b) (Cost $3,449)	$ 3,460	3,451
Cash Equivalents - 2.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 1.48%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $62,484)	62,487	$ 62,484
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,502,787)		2,469,139
NET OTHER ASSETS - 0.0%		289
NET ASSETS - 100%		$ 2,469,428
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
911 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 58,354	$ (3,582)
The face value of futures purchased as a percentage of net assets - 2.4%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,451,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$62,484,000 due 7/01/08 at 1.48%
BNP Paribas Securities Corp.	$ 13,294
Goldman, Sachs & Co.	5,994
ING Financial Markets LLC	22,620
Merrill Lynch Government Securities, Inc.	20,576
$ 62,484
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13,687
Fidelity Consumer Discretionary Central Fund	520
Fidelity Consumer Staples Central Fund	698
Fidelity Energy Central Fund	356
Fidelity Financials Central Fund	1,769
Fidelity Floating Rate Central Fund	3,122
Fidelity Health Care Central Fund	444
Fidelity High Income Central Fund 1	2,610
Fidelity Industrials Central Fund	678
Fidelity Information Technology Central Fund	380
Fidelity Materials Central Fund	257
Fidelity Money Market Central Fund	4,262
Fidelity Tactical Income Central Fund	45,844
Fidelity Telecom Services Central Fund	262
Fidelity Utilities Central Fund	306
Total	$ 75,195
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 48,742	$ 6,268	$ 1,478	$ 41,866	7.9%
Fidelity Consumer Staples Central Fund	39,907	6,033	286	42,220	7.9%
Fidelity Energy Central Fund	50,544	7,787	1,797	71,851	7.9%
Fidelity Financials Central Fund	90,663	13,823	-	66,673	7.9%
Fidelity Floating Rate Central Fund	61,332	848	-	58,804	2.2%
Fidelity Health Care Central Fund	54,673	8,032	192	54,613	7.9%
Fidelity High Income Central Fund 1	39,618	8,420	-	45,522	17.2%
Fidelity Industrials Central Fund	55,944	7,662	2,006	55,259	7.9%
Fidelity Information Technology Central Fund	78,426	12,317	-	75,161	7.9%
Fidelity Materials Central Fund	17,546	2,517	474	20,760	7.9%
Fidelity Tactical Income Central Fund	1,187,781	45,844	-	1,188,818	24.6%
Fidelity Telecom Services Central Fund	16,929	2,931	-	14,381	7.9%
Fidelity Utilities Central Fund	17,006	2,673	-	19,964	7.9%
Total	$ 1,759,111	$ 125,155	$ 6,233	$ 1,755,892
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,547,740,000. Net unrealized depreciation aggregated $78,601,000, of which $47,174,000 related to appreciated investment securities and $125,775,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 20%

1.851906.101

AAM20-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 18.7%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	448,387	$ 41,866
Fidelity Consumer Staples Central Fund (c)	362,749	42,220
Fidelity Energy Central Fund (c)	403,388	71,851
Fidelity Financials Central Fund (c)	976,756	66,673
Fidelity Health Care Central Fund (c)	524,672	54,613
Fidelity Industrials Central Fund (c)	462,305	55,259
Fidelity Information Technology Central Fund (c)	619,886	75,161
Fidelity Materials Central Fund (c)	134,622	20,760
Fidelity Telecom Services Central Fund (c)	136,121	14,381
Fidelity Utilities Central Fund (c)	159,519	19,964
TOTAL EQUITY CENTRAL FUNDS (Cost $434,386)		462,748
Fixed-Income Central Funds - 52.4%

High Yield Fixed-Income Funds - 4.2%
Fidelity Floating Rate Central Fund (c)	637,437	58,804
Fidelity High Income Central Fund 1 (c)	491,652	45,522
TOTAL HIGH YIELD FIXED-INCOME FUNDS		104,326
Investment Grade Fixed-Income Funds - 48.2%
Fidelity Tactical Income Central Fund (c)	12,743,238	1,188,818
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,355,156)		1,293,144
Money Market Central Funds - 26.2%

Fidelity Cash Central Fund, 2.38% (a)	511,762,184	511,762
Fidelity Money Market Central Fund, 2.82% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $647,312)		647,312
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.82% 7/3/08 to 9/4/08 (b) (Cost $3,449)	$ 3,460	3,451
Cash Equivalents - 2.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 1.48%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $62,484)	62,487	$ 62,484
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,502,787)		2,469,139
NET OTHER ASSETS - 0.0%		289
NET ASSETS - 100%		$ 2,469,428
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
911 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 58,354	$ (3,582)
The face value of futures purchased as a percentage of net assets - 2.4%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,451,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$62,484,000 due 7/01/08 at 1.48%
BNP Paribas Securities Corp.	$ 13,294
Goldman, Sachs & Co.	5,994
ING Financial Markets LLC	22,620
Merrill Lynch Government Securities, Inc.	20,576
$ 62,484
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13,687
Fidelity Consumer Discretionary Central Fund	520
Fidelity Consumer Staples Central Fund	698
Fidelity Energy Central Fund	356
Fidelity Financials Central Fund	1,769
Fidelity Floating Rate Central Fund	3,122
Fidelity Health Care Central Fund	444
Fidelity High Income Central Fund 1	2,610
Fidelity Industrials Central Fund	678
Fidelity Information Technology Central Fund	380
Fidelity Materials Central Fund	257
Fidelity Money Market Central Fund	4,262
Fidelity Tactical Income Central Fund	45,844
Fidelity Telecom Services Central Fund	262
Fidelity Utilities Central Fund	306
Total	$ 75,195
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 48,742	$ 6,268	$ 1,478	$ 41,866	7.9%
Fidelity Consumer Staples Central Fund	39,907	6,033	286	42,220	7.9%
Fidelity Energy Central Fund	50,544	7,787	1,797	71,851	7.9%
Fidelity Financials Central Fund	90,663	13,823	-	66,673	7.9%
Fidelity Floating Rate Central Fund	61,332	848	-	58,804	2.2%
Fidelity Health Care Central Fund	54,673	8,032	192	54,613	7.9%
Fidelity High Income Central Fund 1	39,618	8,420	-	45,522	17.2%
Fidelity Industrials Central Fund	55,944	7,662	2,006	55,259	7.9%
Fidelity Information Technology Central Fund	78,426	12,317	-	75,161	7.9%
Fidelity Materials Central Fund	17,546	2,517	474	20,760	7.9%
Fidelity Tactical Income Central Fund	1,187,781	45,844	-	1,188,818	24.6%
Fidelity Telecom Services Central Fund	16,929	2,931	-	14,381	7.9%
Fidelity Utilities Central Fund	17,006	2,673	-	19,964	7.9%
Total	$ 1,759,111	$ 125,155	$ 6,233	$ 1,755,892
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,547,740,000. Net unrealized depreciation aggregated $78,601,000, of which $47,174,000 related to appreciated investment securities and $125,775,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Asset Manager® 30%

June 30, 2008

1.849901.100

TAN-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.6%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	10,282	$ 959,998
Fidelity Consumer Staples Central Fund (c)	8,317	968,055
Fidelity Energy Central Fund (c)	9,250	1,647,610
Fidelity Financials Central Fund (c)	22,397	1,528,790
Fidelity Health Care Central Fund (c)	12,030	1,252,242
Fidelity Industrials Central Fund (c)	10,600	1,267,035
Fidelity Information Technology Central Fund (c)	14,214	1,723,504
Fidelity Materials Central Fund (c)	3,087	476,018
Fidelity Telecom Services Central Fund (c)	3,121	329,704
Fidelity Utilities Central Fund (c)	3,657	457,692
TOTAL EQUITY CENTRAL FUNDS (Cost $11,079,651)		10,610,648
Fixed-Income Central Funds - 50.5%

High Yield Fixed-Income Funds - 3.9%
Fidelity Floating Rate Central Fund (c)	7,514	693,128
Fidelity High Income Central Fund 1 (c)	8,216	760,689
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,453,817
Investment Grade Fixed-Income Funds - 46.6%
Fidelity Tactical Income Central Fund (c)	185,019	17,260,407
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $19,265,800)		18,714,224
Money Market Central Funds - 19.7%

Fidelity Cash Central Fund, 2.38% (a) (Cost $7,294,397)	7,294,397	7,294,397
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.3% to 1.92% 7/3/08 to 9/4/08 (b) (Cost $89,772)	$ 90,000	89,819
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $37,729,620)	36,709,088
NET OTHER ASSETS - 0.9%	339,040
NET ASSETS - 100%	$ 37,048,128
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 1,473,265	$ (90,427)
The face value of futures purchased as a percentage of net assets - 4.0%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $89,819.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 86,890
Fidelity Consumer Discretionary Central Fund	7,598
Fidelity Consumer Staples Central Fund	11,373
Fidelity Energy Central Fund	5,374
Fidelity Financials Central Fund	24,951
Fidelity Floating Rate Central Fund	16,947
Fidelity Health Care Central Fund	6,962
Fidelity High Income Central Fund 1	27,330
Fund	Income earned
Fidelity Industrials Central Fund	$ 10,747
Fidelity Information Technology Central Fund	6,065
Fidelity Materials Central Fund	3,379
Fidelity Tactical Income Central Fund	326,936
Fidelity Telecom Services Central Fund	3,618
Fidelity Utilities Central Fund	4,300
Total	$ 542,470
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 1,130,367	$ 59,013	$ 959,998	0.2%
Fidelity Consumer Staples Central Fund	-	1,058,045	30,783	968,055	0.2%
Fidelity Energy Central Fund	-	1,371,171	69,109	1,647,610	0.2%
Fidelity Financials Central Fund	-	2,052,399	50,205	1,528,790	0.2%
Fidelity Floating Rate Central Fund	-	701,385	-	693,128	0.0%
Fidelity Health Care Central Fund	-	1,419,506	37,935	1,252,242	0.2%
Fidelity High Income Central Fund 1	-	776,951	-	760,689	0.3%
Fidelity Industrials Central Fund	-	1,362,016	75,711	1,267,035	0.2%
Fidelity Information Technology Central Fund	-	1,827,320	45,874	1,723,504	0.2%
Fidelity Materials Central Fund	-	445,065	20,240	476,018	0.2%
Fidelity Tactical Income Central Fund	-	17,787,465	-	17,260,407	0.4%
Fidelity Telecom Services Central Fund	-	380,252	9,122	329,704	0.2%
Fidelity Utilities Central Fund	-	457,929	10,638	457,692	0.2%
Total	$ -	$ 30,769,871	$ 408,630	$ 29,324,872
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $37,729,667. Net unrealized depreciation aggregated $1,020,579, of which $462,556 related to appreciated investment securities and $1,483,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor Asset Manager® 30%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 30%

1.84994.100

ATAN-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.6%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	10,282	$ 959,998
Fidelity Consumer Staples Central Fund (c)	8,317	968,055
Fidelity Energy Central Fund (c)	9,250	1,647,610
Fidelity Financials Central Fund (c)	22,397	1,528,790
Fidelity Health Care Central Fund (c)	12,030	1,252,242
Fidelity Industrials Central Fund (c)	10,600	1,267,035
Fidelity Information Technology Central Fund (c)	14,214	1,723,504
Fidelity Materials Central Fund (c)	3,087	476,018
Fidelity Telecom Services Central Fund (c)	3,121	329,704
Fidelity Utilities Central Fund (c)	3,657	457,692
TOTAL EQUITY CENTRAL FUNDS (Cost $11,079,651)		10,610,648
Fixed-Income Central Funds - 50.5%

High Yield Fixed-Income Funds - 3.9%
Fidelity Floating Rate Central Fund (c)	7,514	693,128
Fidelity High Income Central Fund 1 (c)	8,216	760,689
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,453,817
Investment Grade Fixed-Income Funds - 46.6%
Fidelity Tactical Income Central Fund (c)	185,019	17,260,407
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $19,265,800)		18,714,224
Money Market Central Funds - 19.7%

Fidelity Cash Central Fund, 2.38% (a) (Cost $7,294,397)	7,294,397	7,294,397
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.3% to 1.92% 7/3/08 to 9/4/08 (b) (Cost $89,772)	$ 90,000	89,819
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $37,729,620)	36,709,088
NET OTHER ASSETS - 0.9%	339,040
NET ASSETS - 100%	$ 37,048,128
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 1,473,265	$ (90,427)
The face value of futures purchased as a percentage of net assets - 4.0%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $89,819.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 86,890
Fidelity Consumer Discretionary Central Fund	7,598
Fidelity Consumer Staples Central Fund	11,373
Fidelity Energy Central Fund	5,374
Fidelity Financials Central Fund	24,951
Fidelity Floating Rate Central Fund	16,947
Fidelity Health Care Central Fund	6,962
Fidelity High Income Central Fund 1	27,330
Fund	Income earned
Fidelity Industrials Central Fund	$ 10,747
Fidelity Information Technology Central Fund	6,065
Fidelity Materials Central Fund	3,379
Fidelity Tactical Income Central Fund	326,936
Fidelity Telecom Services Central Fund	3,618
Fidelity Utilities Central Fund	4,300
Total	$ 542,470
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 1,130,367	$ 59,013	$ 959,998	0.2%
Fidelity Consumer Staples Central Fund	-	1,058,045	30,783	968,055	0.2%
Fidelity Energy Central Fund	-	1,371,171	69,109	1,647,610	0.2%
Fidelity Financials Central Fund	-	2,052,399	50,205	1,528,790	0.2%
Fidelity Floating Rate Central Fund	-	701,385	-	693,128	0.0%
Fidelity Health Care Central Fund	-	1,419,506	37,935	1,252,242	0.2%
Fidelity High Income Central Fund 1	-	776,951	-	760,689	0.3%
Fidelity Industrials Central Fund	-	1,362,016	75,711	1,267,035	0.2%
Fidelity Information Technology Central Fund	-	1,827,320	45,874	1,723,504	0.2%
Fidelity Materials Central Fund	-	445,065	20,240	476,018	0.2%
Fidelity Tactical Income Central Fund	-	17,787,465	-	17,260,407	0.4%
Fidelity Telecom Services Central Fund	-	380,252	9,122	329,704	0.2%
Fidelity Utilities Central Fund	-	457,929	10,638	457,692	0.2%
Total	$ -	$ 30,769,871	$ 408,630	$ 29,324,872
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $37,729,667. Net unrealized depreciation aggregated $1,020,579, of which $462,556 related to appreciated investment securities and $1,483,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Asset Manager® 40%

June 30, 2008

1.849911.100

FAN-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.4%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	6,433	$ 600,674
Fidelity Consumer Staples Central Fund (c)	5,204	605,730
Fidelity Energy Central Fund (c)	5,788	1,030,959
Fidelity Financials Central Fund (c)	14,013	956,527
Fidelity Health Care Central Fund (c)	7,527	783,528
Fidelity Industrials Central Fund (c)	6,633	792,839
Fidelity Information Technology Central Fund (c)	8,894	1,078,401
Fidelity International Equity Central Fund (c)	11,058	921,879
Fidelity Materials Central Fund (c)	1,932	297,864
Fidelity Telecom Services Central Fund (c)	1,953	206,307
Fidelity Utilities Central Fund (c)	2,288	286,301
TOTAL EQUITY CENTRAL FUNDS (Cost $8,474,063)		7,561,009
Fixed-Income Central Funds - 43.0%

High Yield Fixed-Income Funds - 3.8%
Fidelity Floating Rate Central Fund (c)	3,878	357,770
Fidelity High Income Central Fund 1 (c)	3,763	348,413
TOTAL HIGH YIELD FIXED-INCOME FUNDS		706,183
Investment Grade Fixed-Income Funds - 39.2%
Fidelity Tactical Income Central Fund (c)	78,720	7,343,796
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $8,287,101)		8,049,979
Money Market Central Funds - 16.3%

Fidelity Cash Central Fund, 2.38% (a) (Cost $3,052,404)	3,052,404	3,052,404
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.59% to 1.71% 8/7/08 (b) (Cost $49,913)	$ 50,000	49,913
TOTAL INVESTMENTS - 100% (Cost $19,863,481)	18,713,305
NET OTHER ASSETS - 0.0%	2,736
NET ASSETS - 100%	$ 18,716,041
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 576,495	$ (35,384)
The face value of futures purchased as a percentage of net assets - 3.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,913.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request of the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in the underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,052
Fidelity Consumer Discretionary Central Fund	5,652
Fidelity Consumer Staples Central Fund	7,867
Fidelity Energy Central Fund	3,906
Fidelity Financials Central Fund	18,848
Fidelity Floating Rate Central Fund	12,640
Fidelity Health Care Central Fund	4,894
Fidelity High Income Central Fund 1	15,068
Fidelity Industrials Central Fund	7,478
Fund	Income earned
Fidelity Information Technology Central Fund	$ 4,210
Fidelity International Equity Central Fund	15,045
Fidelity Materials Central Fund	2,627
Fidelity Tactical Income Central Fund	192,621
Fidelity Telecom Services Central Fund	2,761
Fidelity Utilities Central Fund	3,300
Total	$ 352,969
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 750,202	$ 18,997	$ 600,674	0.1%
Fidelity Consumer Staples Central Fund	-	655,002	3,566	605,730	0.1%
Fidelity Energy Central Fund	-	877,009	23,160	1,030,959	0.1%
Fidelity Financials Central Fund	-	1,387,835	-	956,527	0.1%
Fidelity Floating Rate Central Fund	-	370,321	-	357,770	0.0%
Fidelity Health Care Central Fund	-	881,863	2,454	783,528	0.1%
Fidelity High Income Central Fund 1	-	359,546	-	348,413	0.1%
Fidelity Industrials Central Fund	-	891,553	25,730	792,839	0.1%
Fidelity Information Technology Central Fund	-	1,248,660	8,250	1,078,401	0.1%
Fidelity International Equity Central Fund	-	1,037,107	-	921,879	0.1%
Fidelity Materials Central Fund	-	289,770	5,970	297,864	0.1%
Fidelity Tactical Income Central Fund	-	7,524,218	-	7,343,796	0.2%
Fidelity Telecom Services Central Fund	-	259,822	-	206,307	0.1%
Fidelity Utilities Central Fund	-	286,622	-	286,301	0.1%
Total	$ -	$ 16,819,530	$ 88,127	$ 15,610,988
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $19,863,480. Net unrealized depreciation aggregated $1,150,175, of which $207,838 related to appreciated investment securities and $1,358,013 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 40%

1.849959.100

AFAN-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.4%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	6,433	$ 600,674
Fidelity Consumer Staples Central Fund (c)	5,204	605,730
Fidelity Energy Central Fund (c)	5,788	1,030,959
Fidelity Financials Central Fund (c)	14,013	956,527
Fidelity Health Care Central Fund (c)	7,527	783,528
Fidelity Industrials Central Fund (c)	6,633	792,839
Fidelity Information Technology Central Fund (c)	8,894	1,078,401
Fidelity International Equity Central Fund (c)	11,058	921,879
Fidelity Materials Central Fund (c)	1,932	297,864
Fidelity Telecom Services Central Fund (c)	1,953	206,307
Fidelity Utilities Central Fund (c)	2,288	286,301
TOTAL EQUITY CENTRAL FUNDS (Cost $8,474,063)		7,561,009
Fixed-Income Central Funds - 43.0%

High Yield Fixed-Income Funds - 3.8%
Fidelity Floating Rate Central Fund (c)	3,878	357,770
Fidelity High Income Central Fund 1 (c)	3,763	348,413
TOTAL HIGH YIELD FIXED-INCOME FUNDS		706,183
Investment Grade Fixed-Income Funds - 39.2%
Fidelity Tactical Income Central Fund (c)	78,720	7,343,796
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $8,287,101)		8,049,979
Money Market Central Funds - 16.3%

Fidelity Cash Central Fund, 2.38% (a) (Cost $3,052,404)	3,052,404	3,052,404
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.59% to 1.71% 8/7/08 (b) (Cost $49,913)	$ 50,000	49,913
TOTAL INVESTMENTS - 100% (Cost $19,863,481)	18,713,305
NET OTHER ASSETS - 0.0%	2,736
NET ASSETS - 100%	$ 18,716,041
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 576,495	$ (35,384)
The face value of futures purchased as a percentage of net assets - 3.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,913.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request of the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in the underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,052
Fidelity Consumer Discretionary Central Fund	5,652
Fidelity Consumer Staples Central Fund	7,867
Fidelity Energy Central Fund	3,906
Fidelity Financials Central Fund	18,848
Fidelity Floating Rate Central Fund	12,640
Fidelity Health Care Central Fund	4,894
Fidelity High Income Central Fund 1	15,068
Fidelity Industrials Central Fund	7,478
Fund	Income earned
Fidelity Information Technology Central Fund	$ 4,210
Fidelity International Equity Central Fund	15,045
Fidelity Materials Central Fund	2,627
Fidelity Tactical Income Central Fund	192,621
Fidelity Telecom Services Central Fund	2,761
Fidelity Utilities Central Fund	3,300
Total	$ 352,969
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 750,202	$ 18,997	$ 600,674	0.1%
Fidelity Consumer Staples Central Fund	-	655,002	3,566	605,730	0.1%
Fidelity Energy Central Fund	-	877,009	23,160	1,030,959	0.1%
Fidelity Financials Central Fund	-	1,387,835	-	956,527	0.1%
Fidelity Floating Rate Central Fund	-	370,321	-	357,770	0.0%
Fidelity Health Care Central Fund	-	881,863	2,454	783,528	0.1%
Fidelity High Income Central Fund 1	-	359,546	-	348,413	0.1%
Fidelity Industrials Central Fund	-	891,553	25,730	792,839	0.1%
Fidelity Information Technology Central Fund	-	1,248,660	8,250	1,078,401	0.1%
Fidelity International Equity Central Fund	-	1,037,107	-	921,879	0.1%
Fidelity Materials Central Fund	-	289,770	5,970	297,864	0.1%
Fidelity Tactical Income Central Fund	-	7,524,218	-	7,343,796	0.2%
Fidelity Telecom Services Central Fund	-	259,822	-	206,307	0.1%
Fidelity Utilities Central Fund	-	286,622	-	286,301	0.1%
Total	$ -	$ 16,819,530	$ 88,127	$ 15,610,988
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $19,863,480. Net unrealized depreciation aggregated $1,150,175, of which $207,838 related to appreciated investment securities and $1,358,013 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Asset Manager® 50%

June 30, 2008

1.803291.104

FAA-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 49.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	3,168,139	$ 295,809
Fidelity Consumer Staples Central Fund (c)	2,563,048	298,313
Fidelity Energy Central Fund (c)	2,850,126	507,664
Fidelity Financials Central Fund (c)	6,901,453	471,093
Fidelity Health Care Central Fund (c)	3,707,093	385,871
Fidelity Industrials Central Fund (c)	3,266,463	390,440
Fidelity Information Technology Central Fund (c)	4,379,816	531,053
Fidelity International Equity Central Fund (c)	3,963,384	330,427
Fidelity Materials Central Fund (c)	951,171	146,680
Fidelity Telecom Services Central Fund (c)	961,786	101,613
Fidelity Utilities Central Fund (c)	1,127,118	141,059
TOTAL EQUITY CENTRAL FUNDS (Cost $3,333,845)		3,600,022
Fixed-Income Central Funds - 44.2%

High Yield Fixed-Income Funds - 4.6%
Fidelity Floating Rate Central Fund (c)	2,278,320	210,175
Fidelity High Income Central Fund 1 (c)	1,407,862	130,354
TOTAL HIGH YIELD FIXED-INCOME FUNDS		340,529
Investment Grade Fixed-Income Funds - 39.6%
Fidelity Tactical Income Central Fund (c)	31,110,604	2,902,310
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,395,506)		3,242,839
Money Market Central Funds - 6.5%

Fidelity Cash Central Fund, 2.38% (a)	127,336,775	127,337
Fidelity Money Market Central Fund, 2.82% (a)	350,013,442	350,013
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $477,350)		477,350
U.S. Treasury Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.82% 7/3/08 to 9/4/08 (b) (Cost $22,499)	$ 22,560	$ 22,513
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,229,200)	7,342,724
NET OTHER ASSETS - (0.1)%	(7,738)
NET ASSETS - 100%	$ 7,334,986
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
5,166 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 330,908	$ (20,311)
220 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	Sept. 2008	11,708	(742)
108 FTSE 100 Index Contracts (United Kingdom)	Sept. 2008	12,150	(504)
103 TOPIX 150 Index Contracts (Japan)	Sept. 2008	12,792	(751)
TOTAL EQUITY INDEX CONTRACTS		$ 367,558	$ (22,308)
The face value of futures purchased as a percentage of net assets - 5.0%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $22,513,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,498
Fidelity Consumer Discretionary Central Fund	4,026
Fidelity Consumer Staples Central Fund	5,339
Fidelity Energy Central Fund	2,733
Fidelity Financials Central Fund	13,729
Fidelity Floating Rate Central Fund	11,341
Fidelity Health Care Central Fund	3,409
Fidelity High Income Central Fund 1	8,226
Fidelity Industrials Central Fund	5,193
Fidelity Information Technology Central Fund	2,908
Fidelity International Equity Central Fund	7,008
Fidelity Materials Central Fund	2,011
Fidelity Money Market Central Fund	12,038
Fidelity Securities Lending Cash Central Fund	14
Fidelity Tactical Income Central Fund	122,290
Fidelity Telecom Services Central Fund	2,029
Fidelity Utilities Central Fund	2,371
Total	$ 209,163
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 412,360	$ 1,108	$ 25,349	$ 295,809	55.6%
Fidelity Consumer Staples Central Fund	337,240	1,424	15,533	298,313	55.6%
Fidelity Energy Central Fund	427,750	131	33,112	507,664	55.6%
Fidelity Financials Central Fund	765,273	1,540	2,098	471,093	55.6%
Fidelity Floating Rate Central Fund	271,825	3,032	52,652	210,175	7.7%
Fidelity Health Care Central Fund	462,483	817	17,704	385,871	55.6%
Fidelity High Income Central Fund 1	153,712	2,638	17,798	130,354	49.2%
Fidelity Industrials Central Fund	473,294	1,392	32,990	390,440	55.6%
Fidelity Information Technology Central Fund	662,781	848	5,854	531,053	55.6%
Fidelity International Equity Central Fund	-	393,524	-	330,427	43.0%
Fidelity Materials Central Fund	148,405	346	9,857	146,680	55.6%
Fidelity Tactical Income Central Fund	3,496,910	122,290	603,732	2,902,310	60.1%
Fidelity Telecom Services Central Fund	143,131	2,586	-	101,613	55.6%
Fidelity Utilities Central Fund	143,573	814	5,533	141,059	55.6%
Total	$ 7,898,737	$ 532,490	$ 822,212	$ 6,842,861
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $7,534,172,000. Net unrealized depreciation aggregated $191,448,000, of which $354,103,000 related to appreciated investment securities and $545,551,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.851907.101

AAM50-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 49.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	3,168,139	$ 295,809
Fidelity Consumer Staples Central Fund (c)	2,563,048	298,313
Fidelity Energy Central Fund (c)	2,850,126	507,664
Fidelity Financials Central Fund (c)	6,901,453	471,093
Fidelity Health Care Central Fund (c)	3,707,093	385,871
Fidelity Industrials Central Fund (c)	3,266,463	390,440
Fidelity Information Technology Central Fund (c)	4,379,816	531,053
Fidelity International Equity Central Fund (c)	3,963,384	330,427
Fidelity Materials Central Fund (c)	951,171	146,680
Fidelity Telecom Services Central Fund (c)	961,786	101,613
Fidelity Utilities Central Fund (c)	1,127,118	141,059
TOTAL EQUITY CENTRAL FUNDS (Cost $3,333,845)		3,600,022
Fixed-Income Central Funds - 44.2%

High Yield Fixed-Income Funds - 4.6%
Fidelity Floating Rate Central Fund (c)	2,278,320	210,175
Fidelity High Income Central Fund 1 (c)	1,407,862	130,354
TOTAL HIGH YIELD FIXED-INCOME FUNDS		340,529
Investment Grade Fixed-Income Funds - 39.6%
Fidelity Tactical Income Central Fund (c)	31,110,604	2,902,310
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,395,506)		3,242,839
Money Market Central Funds - 6.5%

Fidelity Cash Central Fund, 2.38% (a)	127,336,775	127,337
Fidelity Money Market Central Fund, 2.82% (a)	350,013,442	350,013
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $477,350)		477,350
U.S. Treasury Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.82% 7/3/08 to 9/4/08 (b) (Cost $22,499)	$ 22,560	$ 22,513
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,229,200)	7,342,724
NET OTHER ASSETS - (0.1)%	(7,738)
NET ASSETS - 100%	$ 7,334,986
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
5,166 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 330,908	$ (20,311)
220 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	Sept. 2008	11,708	(742)
108 FTSE 100 Index Contracts (United Kingdom)	Sept. 2008	12,150	(504)
103 TOPIX 150 Index Contracts (Japan)	Sept. 2008	12,792	(751)
TOTAL EQUITY INDEX CONTRACTS		$ 367,558	$ (22,308)
The face value of futures purchased as a percentage of net assets - 5.0%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $22,513,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,498
Fidelity Consumer Discretionary Central Fund	4,026
Fidelity Consumer Staples Central Fund	5,339
Fidelity Energy Central Fund	2,733
Fidelity Financials Central Fund	13,729
Fidelity Floating Rate Central Fund	11,341
Fidelity Health Care Central Fund	3,409
Fidelity High Income Central Fund 1	8,226
Fidelity Industrials Central Fund	5,193
Fidelity Information Technology Central Fund	2,908
Fidelity International Equity Central Fund	7,008
Fidelity Materials Central Fund	2,011
Fidelity Money Market Central Fund	12,038
Fidelity Securities Lending Cash Central Fund	14
Fidelity Tactical Income Central Fund	122,290
Fidelity Telecom Services Central Fund	2,029
Fidelity Utilities Central Fund	2,371
Total	$ 209,163
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 412,360	$ 1,108	$ 25,349	$ 295,809	55.6%
Fidelity Consumer Staples Central Fund	337,240	1,424	15,533	298,313	55.6%
Fidelity Energy Central Fund	427,750	131	33,112	507,664	55.6%
Fidelity Financials Central Fund	765,273	1,540	2,098	471,093	55.6%
Fidelity Floating Rate Central Fund	271,825	3,032	52,652	210,175	7.7%
Fidelity Health Care Central Fund	462,483	817	17,704	385,871	55.6%
Fidelity High Income Central Fund 1	153,712	2,638	17,798	130,354	49.2%
Fidelity Industrials Central Fund	473,294	1,392	32,990	390,440	55.6%
Fidelity Information Technology Central Fund	662,781	848	5,854	531,053	55.6%
Fidelity International Equity Central Fund	-	393,524	-	330,427	43.0%
Fidelity Materials Central Fund	148,405	346	9,857	146,680	55.6%
Fidelity Tactical Income Central Fund	3,496,910	122,290	603,732	2,902,310	60.1%
Fidelity Telecom Services Central Fund	143,131	2,586	-	101,613	55.6%
Fidelity Utilities Central Fund	143,573	814	5,533	141,059	55.6%
Total	$ 7,898,737	$ 532,490	$ 822,212	$ 6,842,861
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $7,534,172,000. Net unrealized depreciation aggregated $191,448,000, of which $354,103,000 related to appreciated investment securities and $545,551,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Asset Manager® 60%

June 30, 2008

1.849912.100

SAN-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 58.6%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	9,579	$ 894,376
Fidelity Consumer Staples Central Fund (c)	7,749	901,893
Fidelity Energy Central Fund (c)	8,618	1,535,038
Fidelity Financials Central Fund (c)	20,867	1,424,368
Fidelity Health Care Central Fund (c)	11,208	1,166,678
Fidelity Industrials Central Fund (c)	9,876	1,180,486
Fidelity Information Technology Central Fund (c)	13,243	1,605,681
Fidelity International Equity Central Fund (c)	24,332	2,028,522
Fidelity Materials Central Fund (c)	2,875	443,371
Fidelity Telecom Services Central Fund (c)	2,908	307,187
Fidelity Utilities Central Fund (c)	3,407	426,422
TOTAL EQUITY CENTRAL FUNDS (Cost $13,134,595)		11,914,022
Fixed-Income Central Funds - 32.8%

High Yield Fixed-Income Funds - 3.9%
Fidelity Floating Rate Central Fund (c)	3,900	359,766
Fidelity High Income Central Fund 1 (c)	4,619	427,677
TOTAL HIGH YIELD FIXED-INCOME FUNDS		787,443

Investment Grade Fixed-Income Funds - 28.9%
Fidelity Tactical Income Central Fund (c)	63,127	5,889,127
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $6,858,050)		6,676,570
Money Market Central Funds - 6.6%

Fidelity Cash Central Fund, 2.38% (a) (Cost $1,339,861)	1,339,861	1,339,861
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.59% to 1.83% 8/7/08 to 9/4/08 (b) (Cost $74,820)	$ 75,000	74,828
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $21,407,326)	20,005,281
NET OTHER ASSETS - 1.6%	331,022
NET ASSETS - 100%	$ 20,336,303
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
19 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 1,217,045	$ (74,700)
The face value of futures purchased as a percentage of net assets - 6%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $74,828.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,766
Fidelity Consumer Discretionary Central Fund	7,141
Fidelity Consumer Staples Central Fund	10,039
Fidelity Energy Central Fund	4,940
Fidelity Financials Central Fund	23,353
Fidelity Floating Rate Central Fund	10,876
Fidelity Health Care Central Fund	6,143
Fidelity High Income Central Fund 1	13,459
Fidelity Industrials Central Fund	9,386
Affiliated Central Funds - continued
Fund	Income earned
Fidelity Information Technology Central Fund	$ 5,236
Fidelity International Equity Central Fund	29,302
Fidelity Materials Central Fund	3,117
Fidelity Tactical Income Central Fund	122,627
Fidelity Telecom Services Central Fund	3,435
Fidelity Utilities Central Fund	4,231
Total	$ 287,051
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 1,083,397	$ 26,464	$ 894,376	0.2%
Fidelity Consumer Staples Central Fund	-	981,253	5,094	901,893	0.2%
Fidelity Energy Central Fund	-	1,329,693	32,120	1,535,038	0.2%
Fidelity Financials Central Fund	-	1,960,878	-	1,424,368	0.2%
Fidelity Floating Rate Central Fund	-	371,072	-	359,766	0.0%
Fidelity Health Care Central Fund	-	1,282,258	3,414	1,166,678	0.2%
Fidelity High Income Central Fund 1	-	440,973	-	427,677	0.2%
Fidelity Industrials Central Fund	-	1,315,281	36,049	1,180,486	0.2%
Fidelity Information Technology Central Fund	-	1,796,443	-	1,605,681	0.2%
Fidelity International Equity Central Fund	-	2,274,779	-	2,028,522	0.3%
Fidelity Materials Central Fund	-	433,984	8,390	443,371	0.2%
Fidelity Tactical Income Central Fund	-	6,250,489	199,973	5,889,127	0.1%
Fidelity Telecom Services Central Fund	-	368,244	-	307,187	0.2%
Fidelity Utilities Central Fund	-	424,822	-	426,422	0.2%
Total	$ -	$ 20,313,566	$ 311,504	$ 18,590,592
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $21,407,325. Net unrealized depreciation aggregated $1,402,044, of which $283,410 related to appreciated investment securities and $1,685,454 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 60%

1.849978.100

ASAN-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 58.6%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	9,579	$ 894,376
Fidelity Consumer Staples Central Fund (c)	7,749	901,893
Fidelity Energy Central Fund (c)	8,618	1,535,038
Fidelity Financials Central Fund (c)	20,867	1,424,368
Fidelity Health Care Central Fund (c)	11,208	1,166,678
Fidelity Industrials Central Fund (c)	9,876	1,180,486
Fidelity Information Technology Central Fund (c)	13,243	1,605,681
Fidelity International Equity Central Fund (c)	24,332	2,028,522
Fidelity Materials Central Fund (c)	2,875	443,371
Fidelity Telecom Services Central Fund (c)	2,908	307,187
Fidelity Utilities Central Fund (c)	3,407	426,422
TOTAL EQUITY CENTRAL FUNDS (Cost $13,134,595)		11,914,022
Fixed-Income Central Funds - 32.8%

High Yield Fixed-Income Funds - 3.9%
Fidelity Floating Rate Central Fund (c)	3,900	359,766
Fidelity High Income Central Fund 1 (c)	4,619	427,677
TOTAL HIGH YIELD FIXED-INCOME FUNDS		787,443

Investment Grade Fixed-Income Funds - 28.9%
Fidelity Tactical Income Central Fund (c)	63,127	5,889,127
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $6,858,050)		6,676,570
Money Market Central Funds - 6.6%

Fidelity Cash Central Fund, 2.38% (a) (Cost $1,339,861)	1,339,861	1,339,861
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.59% to 1.83% 8/7/08 to 9/4/08 (b) (Cost $74,820)	$ 75,000	74,828
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $21,407,326)	20,005,281
NET OTHER ASSETS - 1.6%	331,022
NET ASSETS - 100%	$ 20,336,303
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
19 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 1,217,045	$ (74,700)
The face value of futures purchased as a percentage of net assets - 6%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $74,828.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,766
Fidelity Consumer Discretionary Central Fund	7,141
Fidelity Consumer Staples Central Fund	10,039
Fidelity Energy Central Fund	4,940
Fidelity Financials Central Fund	23,353
Fidelity Floating Rate Central Fund	10,876
Fidelity Health Care Central Fund	6,143
Fidelity High Income Central Fund 1	13,459
Fidelity Industrials Central Fund	9,386
Affiliated Central Funds - continued
Fund	Income earned
Fidelity Information Technology Central Fund	$ 5,236
Fidelity International Equity Central Fund	29,302
Fidelity Materials Central Fund	3,117
Fidelity Tactical Income Central Fund	122,627
Fidelity Telecom Services Central Fund	3,435
Fidelity Utilities Central Fund	4,231
Total	$ 287,051
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 1,083,397	$ 26,464	$ 894,376	0.2%
Fidelity Consumer Staples Central Fund	-	981,253	5,094	901,893	0.2%
Fidelity Energy Central Fund	-	1,329,693	32,120	1,535,038	0.2%
Fidelity Financials Central Fund	-	1,960,878	-	1,424,368	0.2%
Fidelity Floating Rate Central Fund	-	371,072	-	359,766	0.0%
Fidelity Health Care Central Fund	-	1,282,258	3,414	1,166,678	0.2%
Fidelity High Income Central Fund 1	-	440,973	-	427,677	0.2%
Fidelity Industrials Central Fund	-	1,315,281	36,049	1,180,486	0.2%
Fidelity Information Technology Central Fund	-	1,796,443	-	1,605,681	0.2%
Fidelity International Equity Central Fund	-	2,274,779	-	2,028,522	0.3%
Fidelity Materials Central Fund	-	433,984	8,390	443,371	0.2%
Fidelity Tactical Income Central Fund	-	6,250,489	199,973	5,889,127	0.1%
Fidelity Telecom Services Central Fund	-	368,244	-	307,187	0.2%
Fidelity Utilities Central Fund	-	424,822	-	426,422	0.2%
Total	$ -	$ 20,313,566	$ 311,504	$ 18,590,592
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $21,407,325. Net unrealized depreciation aggregated $1,402,044, of which $283,410 related to appreciated investment securities and $1,685,454 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Asset Manager® 70%

June 30, 2008

1.818368.103

AMG-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 69.8%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	1,560,656	$ 145,718
Fidelity Consumer Staples Central Fund (c)	1,262,582	146,952
Fidelity Energy Central Fund (c)	1,404,629	250,193
Fidelity Financials Central Fund (c)	3,399,721	232,065
Fidelity Health Care Central Fund (c)	1,826,150	190,084
Fidelity Industrials Central Fund (c)	1,609,091	192,335
Fidelity Information Technology Central Fund (c)	2,157,538	261,602
Fidelity International Equity Central Fund (c)	2,882,213	240,290
Fidelity Materials Central Fund (c)	468,556	72,256
Fidelity Telecom Services Central Fund (c)	473,784	50,055
Fidelity Utilities Central Fund (c)	555,229	69,487
TOTAL EQUITY CENTRAL FUNDS (Cost $1,828,187)		1,851,037
Fixed-Income Central Funds - 26.7%

High Yield Fixed-Income Funds - 4.4%
Fidelity Floating Rate Central Fund (c)	759,593	70,072
Fidelity High Income Central Fund 1 (c)	496,423	45,964
TOTAL HIGH YIELD FIXED-INCOME FUNDS		116,036
Investment Grade Fixed-Income Funds - 22.3%
Fidelity Tactical Income Central Fund (c)	6,357,991	593,137
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $744,206)		709,173
Money Market Central Funds - 3.2%

Fidelity Cash Central Fund, 2.38% (a)	75,889,437	75,889
Fidelity Money Market Central Fund, 2.82% (a)	8,056,119	8,056
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $83,945)		83,945
U.S. Treasury Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 1.62% to 1.82% 8/7/08 to 9/4/08 (b) (Cost $8,068)	$ 8,095	$ 8,070
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,664,406)	2,652,225
NET OTHER ASSETS - 0.0%	(665)
NET ASSETS - 100%	$ 2,651,560
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,641 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 105,114	$ (6,452)
159 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	Sept. 2008	8,461	(536)
78 FTSE 100 Index Contracts (United Kingdom)	Sept. 2008	8,775	(364)
75 TOPIX 150 Index Contracts (Japan)	Sept. 2008	9,315	(547)
TOTAL EQUITY INDEX CONTRACTS		$ 131,665	$ (7,899)
The face value of futures purchased as a percentage of net assets - 5.0%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,060,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,569
Fidelity Consumer Discretionary Central Fund	1,936
Fidelity Consumer Staples Central Fund	2,566
Fidelity Energy Central Fund	1,319
Fidelity Financials Central Fund	6,599
Fidelity Floating Rate Central Fund	3,968
Fidelity Health Care Central Fund	1,635
Fidelity High Income Central Fund 1	2,935
Fidelity Industrials Central Fund	2,496
Fidelity Information Technology Central Fund	1,397
Fidelity International Equity Central Fund	5,097
Fidelity Materials Central Fund	963
Fidelity Money Market Central Fund	253
Fidelity Securities Lending Cash Central Fund	9
Fidelity Tactical Income Central Fund	25,152
Fidelity Telecom Services Central Fund	974
Fidelity Utilities Central Fund	1,143
Total	$ 63,011
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 196,579	$ 498	$ 6,523	$ 145,718	27.4%
Fidelity Consumer Staples Central Fund	160,773	654	2,199	146,952	27.4%
Fidelity Energy Central Fund	203,830	-	7,849	250,193	27.4%
Fidelity Financials Central Fund	365,226	9,020	-	232,065	27.4%
Fidelity Floating Rate Central Fund	87,902	683	14,388	70,072	2.6%
Fidelity Health Care Central Fund	220,312	346	1,966	190,084	27.4%
Fidelity High Income Central Fund 1	54,188	630	6,201	45,964	17.3%
Fidelity Industrials Central Fund	225,622	626	8,724	192,335	27.4%
Fidelity Information Technology Central Fund	315,933	7,183	-	261,602	27.4%
Fidelity International Equity Central Fund	-	286,645	-	240,290	31.3%
Fidelity Materials Central Fund	70,728	150	2,222	72,256	27.4%
Fidelity Tactical Income Central Fund	682,133	22,703	89,898	593,137	12.3%
Fidelity Telecom Services Central Fund	68,234	3,037	-	50,055	27.4%
Fidelity Utilities Central Fund	68,507	382	492	69,487	27.4%
Total	$ 2,719,967	$ 332,557	$ 140,462	$ 2,560,210
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,761,264,000. Net unrealized depreciation aggregated $109,039,000, of which $155,567,000 related to appreciated investment securities and $264,606,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

he Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor Asset Manager® 70%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.805770.104

AAL-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 65.8%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	145,750	$ 13,608,672
Fidelity Consumer Staples Central Fund (c)	117,913	13,723,917
Fidelity Energy Central Fund (c)	131,121	23,355,217
Fidelity Financials Central Fund (c)	317,501	21,672,643
Fidelity Health Care Central Fund (c)	170,546	17,752,081
Fidelity Industrials Central Fund (c)	150,274	17,962,259
Fidelity Information Technology Central Fund (c)	201,494	24,431,152
Fidelity International Equity Central Fund (c)	286,171	23,858,117
Fidelity Materials Central Fund (c)	43,758	6,747,989
Fidelity Telecom Services Central Fund (c)	44,247	4,674,660
Fidelity Utilities Central Fund (c)	51,853	6,489,409
TOTAL EQUITY CENTRAL FUNDS (Cost $171,673,139)		174,276,116
Fixed-Income Central Funds - 26.8%

High Yield Fixed-Income Funds - 4.2%
Fidelity Floating Rate Central Fund (c)	66,800	6,162,261
Fidelity High Income Central Fund 1 (c)	54,982	5,090,767
TOTAL HIGH YIELD FIXED-INCOME FUNDS		11,253,028
Investment Grade Fixed-Income Funds - 22.6%
Fidelity Tactical Income Central Fund (c)	641,646	59,859,188
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $74,365,812)		71,112,216
Money Market Central Funds - 7.2%

Fidelity Cash Central Fund, 2.38% (a) (Cost $19,043,638)	19,043,638	19,043,638
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.82% to 1.83% 9/4/08 (b) (Cost $1,245,836)	$ 1,250,000	1,246,106
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $266,328,425)	265,678,076
NET OTHER ASSETS - (0.3)%	(706,641)
NET ASSETS - 100%	$ 264,971,435
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
276 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 17,679,180	$ (1,085,122)
15 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	Sept. 2008	798,246	(50,585)
7 FTSE 100 Index Contracts (United Kingdom)	Sept. 2008	787,498	(32,709)
7 TOPIX 150 Index Contracts (Japan)	Sept. 2008	869,354	(51,051)
TOTAL EQUITY INDEX CONTRACTS		$ 20,134,278	$ (1,219,467)
The face value of futures purchased as a percentage of net assets - 7.6%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,246,106.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 823,325
Fidelity Consumer Discretionary Central Fund	175,380
Fidelity Consumer Staples Central Fund	233,875
Fidelity Energy Central Fund	119,739
Fidelity Financials Central Fund	596,437
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 325,891
Fidelity Health Care Central Fund	148,650
Fidelity High Income Central Fund 1	300,640
Fidelity Industrials Central Fund	226,824
Fidelity Information Technology Central Fund	127,310
Fidelity International Equity Central Fund	506,062
Fidelity Materials Central Fund	86,851
Fidelity Securities Lending Cash Central Fund	589
Fidelity Tactical Income Central Fund	2,313,838
Fidelity Telecom Services Central Fund	88,179
Fidelity Utilities Central Fund	103,544
Total	$ 6,177,134
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 17,245,921	$ 888,923	$ 487,776	$ 13,608,672	2.6%
Fidelity Consumer Staples Central Fund	14,109,731	848,591	94,366	13,723,917	2.6%
Fidelity Energy Central Fund	17,891,901	1,034,034	593,027	23,355,217	2.6%
Fidelity Financials Central Fund	31,973,442	2,565,640	-	21,672,643	2.6%
Fidelity Floating Rate Central Fund	6,353,793	160,874	-	6,162,261	0.2%
Fidelity Health Care Central Fund	19,335,767	1,085,123	63,475	17,752,081	2.6%
Fidelity High Income Central Fund 1	4,712,980	675,240	-	5,090,767	1.9%
Fidelity Industrials Central Fund	19,791,552	1,082,253	661,875	17,962,259	2.6%
Fidelity Information Technology Central Fund	27,717,788	2,159,644	-	24,431,152	2.6%
Fidelity International Equity Central Fund	-	28,321,962	-	23,858,117	3.1%
Fidelity Materials Central Fund	6,205,653	349,895	156,348	6,747,989	2.6%
Fidelity Tactical Income Central Fund	60,006,631	2,313,838	200,744	59,859,188	1.2%
Fidelity Telecom Services Central Fund	5,988,143	581,145	-	4,674,660	2.6%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Utilities Central Fund	$ 6,014,031	$ 369,592	$ -	$ 6,489,409	2.6%
Total	$ 237,347,333	$ 42,436,754	$ 2,257,611	$ 245,388,332
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $276,999,798. Net unrealized depreciation aggregated $11,321,722 of which $13,883,251 related to appreciated investment securities and $25,204,973 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Asset Manager® 85%

June 30, 2008

1.803292.104

AGG-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 78.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	341,526	$ 31,888,293
Fidelity Consumer Staples Central Fund (c)	276,297	32,158,150
Fidelity Energy Central Fund (c)	307,246	54,726,601
Fidelity Financials Central Fund (c)	743,976	50,783,802
Fidelity Health Care Central Fund (c)	399,626	41,597,090
Fidelity Industrials Central Fund (c)	352,125	42,089,497
Fidelity Information Technology Central Fund (c)	472,147	57,247,839
Fidelity International Equity Central Fund (c)	878,339	73,227,117
Fidelity Materials Central Fund (c)	102,536	15,812,092
Fidelity Telecom Services Central Fund (c)	103,680	10,953,812
Fidelity Utilities Central Fund (c)	121,503	15,206,095
TOTAL EQUITY CENTRAL FUNDS (Cost $425,773,834)		425,690,388
Fixed-Income Central Funds - 11.3%

High Yield Fixed-Income Funds - 1.1%
Fidelity High Income Central Fund 1 (c)	62,638	5,799,608
Investment Grade Fixed-Income Funds - 10.2%
Fidelity Tactical Income Central Fund (c)	594,609	55,471,079
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $63,540,538)		61,270,687
Money Market Central Funds - 10.2%

Fidelity Cash Central Fund, 2.38% (a) (Cost $55,366,045)	55,366,045	55,366,045
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.82% 7/10/08 to 9/4/08 (b) (Cost $3,459,244)	$ 3,470,000	3,460,124
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $548,139,661)	545,787,244
NET OTHER ASSETS - (0.2)%	(833,899)
NET ASSETS - 100%	$ 544,953,345
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
745 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 47,720,975	$ (2,929,042)
46 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	Sept. 2008	2,447,955	(155,127)
22 FTSE 100 Index Contracts (United Kingdom)	Sept. 2008	2,474,993	(102,799)
22 TOPIX 150 Index Contracts (Japan)	Sept. 2008	2,732,256	(160,444)
TOTAL EQUITY INDEX CONTRACTS		$ 55,376,179	$ (3,347,412)
The face value of futures purchased as a percentage of net assets - 10.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,460,124.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,741,309
Fidelity Consumer Discretionary Central Fund	405,698
Fidelity Consumer Staples Central Fund	540,996
Fidelity Energy Central Fund	276,898
Fidelity Financials Central Fund	1,379,244
Fidelity Health Care Central Fund	343,055
Fidelity High Income Central Fund 1	380,463
Fidelity Industrials Central Fund	522,887
Fidelity Information Technology Central Fund	293,999
Fidelity International Equity Central Fund	1,478,382
Fidelity Materials Central Fund	200,072
Fidelity Securities Lending Cash Central Fund	4,304
Fidelity Tactical Income Central Fund	2,378,469
Fidelity Telecom Services Central Fund	203,974
Fidelity Utilities Central Fund	239,987
Total	$ 10,389,737
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 38,476,813	$ 3,938,921	$ 1,141,365	$ 31,888,293	6.0%
Fidelity Consumer Staples Central Fund	31,481,455	3,570,713	220,952	32,158,150	6.0%
Fidelity Energy Central Fund	39,903,408	4,701,618	1,387,562	54,726,601	6.0%
Fidelity Financials Central Fund	71,344,905	9,269,001	-	50,783,802	6.0%
Fidelity Health Care Central Fund	43,134,603	4,548,458	148,392	41,597,090	6.0%
Fidelity High Income Central Fund 1	8,946,922	79,465	2,899,743	5,799,608	2.2%
Fidelity Industrials Central Fund	44,167,755	4,743,597	1,548,888	42,089,497	6.0%
Fidelity Information Technology Central Fund	61,814,912	8,046,434	-	57,247,839	6.0%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity International Equity Central Fund	$ -	$ 86,621,216	$ -	$ 73,227,117	9.5%
Fidelity Materials Central Fund	13,842,100	1,555,217	365,780	15,812,092	6.0%
Fidelity Tactical Income Central Fund	65,379,747	2,156,898	9,980,134	55,471,079	1.1%
Fidelity Telecom Services Central Fund	13,358,236	1,957,077	-	10,953,812	6.0%
Fidelity Utilities Central Fund	13,416,809	1,527,332	-	15,206,095	6.0%
Total	$ 445,267,665	$ 132,715,947	$ 17,692,816	$ 486,961,075
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $571,654,611. Net unrealized depreciation aggregated $25,867,367, of which $31,929,947 related to appreciated investment securities and $57,797,314 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.851908.101

AAM85-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 78.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	341,526	$ 31,888,293
Fidelity Consumer Staples Central Fund (c)	276,297	32,158,150
Fidelity Energy Central Fund (c)	307,246	54,726,601
Fidelity Financials Central Fund (c)	743,976	50,783,802
Fidelity Health Care Central Fund (c)	399,626	41,597,090
Fidelity Industrials Central Fund (c)	352,125	42,089,497
Fidelity Information Technology Central Fund (c)	472,147	57,247,839
Fidelity International Equity Central Fund (c)	878,339	73,227,117
Fidelity Materials Central Fund (c)	102,536	15,812,092
Fidelity Telecom Services Central Fund (c)	103,680	10,953,812
Fidelity Utilities Central Fund (c)	121,503	15,206,095
TOTAL EQUITY CENTRAL FUNDS (Cost $425,773,834)		425,690,388
Fixed-Income Central Funds - 11.3%

High Yield Fixed-Income Funds - 1.1%
Fidelity High Income Central Fund 1 (c)	62,638	5,799,608
Investment Grade Fixed-Income Funds - 10.2%
Fidelity Tactical Income Central Fund (c)	594,609	55,471,079
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $63,540,538)		61,270,687
Money Market Central Funds - 10.2%

Fidelity Cash Central Fund, 2.38% (a) (Cost $55,366,045)	55,366,045	55,366,045
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.82% 7/10/08 to 9/4/08 (b) (Cost $3,459,244)	$ 3,470,000	3,460,124
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $548,139,661)	545,787,244
NET OTHER ASSETS - (0.2)%	(833,899)
NET ASSETS - 100%	$ 544,953,345
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
745 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 47,720,975	$ (2,929,042)
46 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	Sept. 2008	2,447,955	(155,127)
22 FTSE 100 Index Contracts (United Kingdom)	Sept. 2008	2,474,993	(102,799)
22 TOPIX 150 Index Contracts (Japan)	Sept. 2008	2,732,256	(160,444)
TOTAL EQUITY INDEX CONTRACTS		$ 55,376,179	$ (3,347,412)
The face value of futures purchased as a percentage of net assets - 10.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,460,124.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,741,309
Fidelity Consumer Discretionary Central Fund	405,698
Fidelity Consumer Staples Central Fund	540,996
Fidelity Energy Central Fund	276,898
Fidelity Financials Central Fund	1,379,244
Fidelity Health Care Central Fund	343,055
Fidelity High Income Central Fund 1	380,463
Fidelity Industrials Central Fund	522,887
Fidelity Information Technology Central Fund	293,999
Fidelity International Equity Central Fund	1,478,382
Fidelity Materials Central Fund	200,072
Fidelity Securities Lending Cash Central Fund	4,304
Fidelity Tactical Income Central Fund	2,378,469
Fidelity Telecom Services Central Fund	203,974
Fidelity Utilities Central Fund	239,987
Total	$ 10,389,737
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 38,476,813	$ 3,938,921	$ 1,141,365	$ 31,888,293	6.0%
Fidelity Consumer Staples Central Fund	31,481,455	3,570,713	220,952	32,158,150	6.0%
Fidelity Energy Central Fund	39,903,408	4,701,618	1,387,562	54,726,601	6.0%
Fidelity Financials Central Fund	71,344,905	9,269,001	-	50,783,802	6.0%
Fidelity Health Care Central Fund	43,134,603	4,548,458	148,392	41,597,090	6.0%
Fidelity High Income Central Fund 1	8,946,922	79,465	2,899,743	5,799,608	2.2%
Fidelity Industrials Central Fund	44,167,755	4,743,597	1,548,888	42,089,497	6.0%
Fidelity Information Technology Central Fund	61,814,912	8,046,434	-	57,247,839	6.0%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity International Equity Central Fund	$ -	$ 86,621,216	$ -	$ 73,227,117	9.5%
Fidelity Materials Central Fund	13,842,100	1,555,217	365,780	15,812,092	6.0%
Fidelity Tactical Income Central Fund	65,379,747	2,156,898	9,980,134	55,471,079	1.1%
Fidelity Telecom Services Central Fund	13,358,236	1,957,077	-	10,953,812	6.0%
Fidelity Utilities Central Fund	13,416,809	1,527,332	-	15,206,095	6.0%
Total	$ 445,267,665	$ 132,715,947	$ 17,692,816	$ 486,961,075
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $571,654,611. Net unrealized depreciation aggregated $25,867,367, of which $31,929,947 related to appreciated investment securities and $57,797,314 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Broad Market
Opportunities Fund

June 30, 2008

1.861616.100

BMO-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 100.4%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	4,317	$ 403,078
Fidelity Consumer Staples Central Fund (a)	3,461	402,776
Fidelity Energy Central Fund (a)	3,872	689,594
Fidelity Financials Central Fund (a)	9,323	636,394
Fidelity Health Care Central Fund (a)	5,064	527,131
Fidelity Industrials Central Fund (a)	4,507	538,687
Fidelity Information Technology Central Fund (a)	5,861	710,636
Fidelity Materials Central Fund (a)	1,296	199,825
Fidelity Telecom Services Central Fund (a)	1,276	134,815
Fidelity Utilities Central Fund (a)	1,511	189,116
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $4,826,269)		4,432,052
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $4,826,269)		4,432,052
NET OTHER ASSETS - (0.4)%		(19,150)
NET ASSETS - 100%		$ 4,412,902
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 3,873
Fidelity Consumer Staples Central Fund	5,316
Fidelity Energy Central Fund	2,680
Fidelity Financials Central Fund	12,914
Fidelity Health Care Central Fund	3,347
Fidelity Industrials Central Fund	5,132
Fidelity Information Technology Central Fund	2,880
Fidelity Materials Central Fund	1,756
Fidelity Telecom Services Central Fund	1,863
Fidelity Utilities Central Fund	2,241
Total	$ 42,002
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 168,805	$ 348,862	$ 28,902	$ 403,078	0.1%
Fidelity Consumer Staples Central Fund	136,035	326,187	24,915	402,776	0.1%
Fidelity Energy Central Fund	177,175	422,497	32,648	689,594	0.1%
Fidelity Financials Central Fund	316,921	653,825	52,843	636,394	0.1%
Fidelity Health Care Central Fund	188,141	434,092	33,183	527,131	0.1%
Fidelity Industrials Central Fund	190,929	429,434	33,490	538,687	0.1%
Fidelity Information Technology Central Fund	270,327	583,985	44,776	710,636	0.0%
Fidelity Materials Central Fund	60,010	140,068	10,817	199,825	0.1%
Fidelity Telecom Services Central Fund	57,080	121,756	9,219	134,815	0.1%
Fidelity Utilities Central Fund	58,139	140,750	10,721	189,116	0.1%
Total	$ 1,623,562	$ 3,601,456	$ 281,514	$ 4,432,052
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $4,826,269. Net unrealized depreciation aggregated $394,217, of which $173,060 related to appreciated investment securities and $567,277 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2008